SIGNIFICANT EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2025
Significant Events During The Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD [Text Block]
NOTE 3 -	SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

A.
Telecana Agreements

On November 29, 2022, IMC Holdings signed on a convertible loan agreement with Telecana Ltd. (“Telecana”), a pharmacy for sell of medical Cannabis under which IMC Holdings granted a loan amounted to NIS 1,545 thousand (approximately $601) which were planned to be converted into 1,040 shares which represented 51% of the total equity of Telecana on a diluted basis, upon the earlier of (i) Telecana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC Holdings' sole decision for conversion. As of December 31, 2023, IMC Holdings didn’t start the regulatory process of receiving the Israeli Ministry of Health approval for the conversion. Consequently, in 2023, IMC Holdings recognized an impairment loss of $601 from loan remeasurement.

On March 20, 2023, the Company also granted Telecana a loan of NIS 100,000 (approximately $39) which bears an annual interest of 4%. The loan was required to be paid from the available funds of Telecana subject to written notice given by the Company but not before the maturity of the above convertible loan. Consequently, in 2023, IMC Holdings recognized a revaluation loss of $39 from loan remeasurement.

In January 2025, IMC Holdings entered into an agreement with third-party under which its entire rights (51%) in Telecana have been sold for total consideration of NIS 350 thousand (approximately $138). In February 2025, Telecana also repaid a principal loan granted in previous year to IMC Holdings in total amount of NIS 100 thousand (approximately $39).

Since the loans were accounted for as financial instruments measured at fair value through profit or loss at the initial date and subsequently, during the year ended December 31, 2024, IMC Holdings recognized a revaluation income of $177 from remeasurement of such loans.

B.	Credit facilities

1.
On January 16, 2025, IMC Holdings entered into a second amendment to an agreement with a non-financial institution for the extension of maturity date of a loan principal amounted NIS 1,800 thousand (approximately $729) until May 16, 2025. In addition, IMC Holdings paid an additional fee of NIS 150 thousand (approximately $61).

Through the approval date of these financial statements, the principal amount and the accrued interest were fully paid.

2.
On January 30, 2025, Yarok Pharm entered into a first amendment to an agreement with a non-financial institution under which loan principal of NIS 1,000 thousand (approximately $393) was paid and the maturity date of the remaining loan principal of NIS 1,000 thousand (approximately $405) was extended until October 31, 2025.

3.
On June 12, 2025, IMC Holdings entered into a fifth amendment to an agreement with a non-financial institution for the extension of maturity date of a loan received amounted to NIS 4,500 thousand (approximately $1,822) until September 30, 2025.

4.
On March 20, 2025, the Company and commercial bank signed an agreement under which a short-term loan of NIS 5 million (approximately $1,950) received from the bank was refinanced by the way that (i) an outstanding principal loan of NIS 4 million (approximately $1,619) was extended as a loan with 5-month grace period, after which repayment will be made in 31 monthly installments commencing September 21, 2025. The principal loan will bear an annual interest rate of P+2.9% to be paid monthly commencing April 20, 2025 and (ii) remaining amount of NIS 1 million (approximately $405) was extended as a credit line from March 19, 2025 to March 12, 2026.

5.
On April 29, 2025, IMC Holdings entered into a loan agreement with a non-financial institution in the amount of NIS 1,000 thousand (approximately $375) which bears interest at an annual rate of 17% and shall be matured 12 months from the signing date of the loan agreement.

6.
On April 29, 2025, IMC Holdings entered in a loan agreement with the Company's chairman of the Board, Chief Executive Officer and main shareholder (the “Controlling Shareholder”), in the amount of NIS 1,000 thousand (approximately $375) which bear fixed annual interest at the rate prescribed by the Income Tax Regulations for determining the interest rate under Section 3(i) of the Income Tax Ordinance and shall be repaid by April 30, 2026.

Since the loan received from the Controlling Shareholder includes an interest which did not represent the applicable rate of risk for the Company, the aforesaid transaction was accounted for as a capital contribution from a controlling shareholder. Thus, the liability towards the Controlling Shareholder was measured at fair value based on future cash payments discounted using an interest rate of 17% which represented the Company's applicable rate of risk, as determined by management using the assistance of third-party appraiser. As a result, the Company recorded a discount on the balance of liability towards the Controlling Shareholder in total amount of NIS 85 thousand (approximately $33) against Capital reserve from transaction with controlling shareholder. Discount expenses are recorded over the economic life of the loan based on an effective interest rate method.

7.
On May 25, 2025, IMC Holdings entered into a loan agreement with a non-financial institution in the amount of NIS 350 thousand (approximately $131) which bears interest at an annual rate of 17% and shall be matured 12 months from the signing date of the loan agreement.

C.
Exercise of Pre-Funded Warrants

Effective May 26, 2025, following the shareholders' approval for the Company's chairman of the Board, Chief Executive Officer to become a control person (as defined under the policies of the CSE), an aggregate 152,701 Pre-Funded Warrants held by the Controlling Shareholder have been exercised for the same number of ordinary shares at an exercise price of $0.00001 per Pre-Funded Warrant. Consequently, the Pre-Funded Warrants were classified from derivative liability to equity at their fair value as of that date in total amount of $372 based on a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025.

During the period commencing January 1, 2025 through the exercise date, the Company recorded revaluation income of $124 due to a change in the fair value of the derivative liability.

D.
Closing of Secured Debenture Offering

On May 26, 2024, the Company closed a debt settlement agreement under which an aggregate amount of $1,902 (the “Debt”) to certain creditors (collectively, the “Creditors”) have been settled through the issuance of up to $2,092 of secured convertible debentures (the “Debentures”), including of a 10% extension fee. The Debentures will mature on May 26, 2025, will not incur interest except in the event of default and may be converted into common shares of the Company at a fixed conversion price of $5.1 per common share. The Company was entitled through the term of the Debentures to early repayment of the Debentures for cash amount of $2,092. As the conversion feature expired, the amount of $297 related to such option was classified from conversion feature related to convertible debt to share capital and premium.

Effective May 26, 2025, following the shareholders' approval, the Company and the Creditors agreed to extend the term of the Debentures until May 25, 2026, subject to extension fee of additional 10%, such than upon maturity of the Debentures, the principal to be paid will be $2,301. The conversion price was determined as $2.61 per Common Share and the Company is entitled to through the term of the Debentures to early repayment of the Debentures for cash amount of $2,301.

Based on the updated terms of the Debentures, including the Company's early repayment option, it was determined that the fair value of the modified financial instrument upon its extension is $2,301. Thus, the Company recorded an immediate financing expense of $209 as an increase to the balance of the Debentures to their modified fair value.

As the exercise price of the conversion option is fixed and determined in the functional currency of the Company, it was determined to be eligible for equity classification. Thus, it was determined that the Company has issued a compound instrument that include a financial instrument that is considered as “host” which comprised of Debentures and an embedded conversion feature with an embedded prepayment option which was determined as not closely related to the host. In accordance with IAS 32, the Company applied "split-accounting" as follows: first, the Company measured the fair value of the host (including any embedded non-equity derivative) at fair value of a similar liability that does not have an associated equity conversion feature and the equity conversion component was measured as a residual amount. In subsequent periods, the host liability is accounted for at amortized cost using an effective interest method.

Pursuant to the above, at May 26, 2025, management by assistance of third-party appraiser allocated the Debentures amount to identified components as follows:

May 26, 2025

Debentures (host instrument) (*)	$1,938
Embedded conversion feature	363
Total fair value of the convertible debentures	$2,301

(*)	At the initial date, the fair value of the Debentures was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.

The following tabular presentation reflects the reconciliation of the carrying amount of Debentures during the period of six months ended June 30, 2025:

Debentures

Balance at January 1, 2025	$1,968
Amortization of discount expenses	152
Recognition of extension fee	209
Recognition of discount equal to embedded conversion feature	(363)
Partial conversion into common shares (*)	(1,395)
Balance at June 30, 2025	$571

(*)	During the period commencing May 26, 2025 through June 30, 2025, total debentures at carrying amount of approximately $1,395 have been converted into 625,461 common shares of the Company.

E.
Closing of Focus Transaction.

In February 2024, the Company, through IMC Holdings, acquired 74% interest in Focus. The Company intends to acquire the remaining 26% interest in Focus (the “Focus Transaction”) from Ewave Group Ltd.’s (“Ewave”) which is a privately held entity jointly owned by two main shareholders of the Company.

In September 2024, the Board unanimously determined the Focus Transaction to be in the Company's best interests and recommended the approval of the Focus Transaction and Focus Transaction resolution by disinterested shareholders at the meeting.

Management estimated by using the assistance of third-party appraiser the fair value of Focus to be approximately NIS 3.1 million based on discounted cash flow approach. Thus, it was determined that 26% interest in Focus is equal to approximately NIS 819 thousand (approximately $314) (the “Focus Purchase Price”). As a result, the Company issued an aggregate of 128,818 common shares at a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025, the date in which the Company received disinterested shareholders’ approval to complete the Focus Transaction (the “Closing Date”).

At the Closing Date, the common shares issued were recorded as part of share capital and premium based on the estimated Focus Purchase Price. The difference between the estimated Focus Purchase Price and the amount of ($2,558) which represents the book value of non-controlling interest allocated to 26% interest in Focus at the Closing Date was recorded as capital reserve related to transaction with non-controlling interest.

F.
Debt Settlement

On June 12, 2025, the Board approved the Company to enter into a debt settlement agreement with an unrelated service provider, pursuant to which unpaid fees, charges, and disbursements for legal services rendered to the Company in previous periods in total amount of $190 will be settled to a number of 52,380 common shares at a deemed price per share equal to 10-day volume weighted average price of the shares ending on the date prior to issuance of the common shares. The common shares have been issued on June 18, 2025.

The above transaction was accounted for as a settlement of financial liability under which the instruments issued are eligible for equity classification.